Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 71,842	$ 60,905
Accounts receivable (note 7)	67,160	66,660
Inventories (note 8)	50,743	53,300
Prepaid expenses	4,726	4,572
Current assets held for sale (note 6)	6,164	37,098
Current assets held for sale (note 6)	5,931	28,325
Total current assets	200,635	213,762
Long-term investments (note 9)	9,302	13,422
Property, plant and equipment (note 10)	70,366	54,576
Intangible assets (note 11)	20,943	21,832
Deferred income tax assets (note 19(b))	1,848	1,640
Goodwill (note 12)	3,324	2,923
Other long-term assets	7,204	14,532
Long-term assets held for sale (note 6)	0	8,773
Total assets	313,622	331,460
Current liabilities:
Accounts payable and accrued liabilities (note 13)	87,150	79,943
Restructuring obligations (note 14)	2,969	5,408
Deferred revenue	2,164	3,544
Current portion of long-term debt (note 15)	8,993	48,097
Current portion of long-term royalty payable (note 16)	2,390	1,500
Warranty liability (note 17)	3,956	6,032
Liabilities held for sale (note 6)	12,500	23,423
Liabilities held for sale (note 6)	11,022	15,216
Total current liabilities	120,122	159,740
Restructuring obligation (note 14)	0	8,715
Deferred revenue	50	590
Long-term debt (note 15)	45,429	30,935
Long-term royalty payable (note 16)	16,641	20,062
Warranty liability (note 17)	2,830	6,207
Deferred income tax liabilities (note 19(b))	4,616	5,909
Other long-term liabilities	5,902	5,657
Long-term liabilities held for sale (note 6)	0	8,207
Total long-term liabilities	195,590	246,022
Share capital (note 18):
Authorized: Unlimited common shares, no par value Unlimited preferred shares in series, no par value Issued: 131,279,709 (2016 - 110,109,092) common shares	1,078,280	1,042,410
Other equity instruments	16,247	20,926
Additional paid in capital	10,079	10,079
Accumulated deficit	(966,869)	(956,890)
Accumulated other comprehensive income	(19,705)	(31,087)
Total shareholders' equity	118,032	85,438
Total liabilities and shareholders' equity	313,622	331,460
Commitments and contingencies (note 21)